Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of Related Parties	Relationship	Nature	December 31, 2020	December 31, 2021	December 31, 2021
			RMB	RMB	USD
Jie Zhao	Chairman of WiMi Cayman	Loan	6,261,665	—	—
Yang Cui	Executive director of Beijing WiMi	Loan	—	16,100,000	2,525,213
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	80,300,000	71,036,490	11,141,755
Total:			86,561,665	87,136,490	13,666,968
Current portion of related party loan			63,876,153	20,000,000	3,136,910
Related party loan – non-current			22,685,512	67,136,490	10,530,058

Schedule of maturities
Twelve months ending December 31,	RMB	USD
2022	20,000,000	3,136,910
2023	67,136,490	10,530,058
Total	87,136,490	13,666,968